ASSETS/(LIABILITIES) HELD FOR SALE (Details)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)
Property, Plant and Equipment [Abstract]
Land	$ 7,614,030
Building	13,684,878
Equipment	107,576
Total	21,406,484
Less: Accumulated depreciation	(1,070,648)
Property, plant and equipment held for sale, net	$ 20,335,836	$ 27,521,771	$ 0